UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX  April 26, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61
Form 13F Information Table Value Total:   $884507

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      241     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103    10011   114004 SH       SOLE                    50000             64004
American Express Co.           common           025816109      649    11500 SH       SOLE                     9000              2500
American Int'l. Group          common           026874107     8214   122200 SH       SOLE                   121000              1200
Americredit Corp.              common           03060R101    63963  2798050 SH       SOLE                  2472450            325600
Anheuser Busch Co.             common           035229103    13562   268765 SH       SOLE                   239000             29765
Bank of America                common           060505104      500     9800 SH       SOLE                     9800
Berkshire Hath Cl. A           common           084670108    18201      167 SH       SOLE                       11               156
Berkshire Hath Cl. B           common           084670207     2814      773 SH       SOLE                                        773
Bristol Myers Squibb           common           110122108     4439   159900 SH       SOLE                   150000              9900
Citigroup Inc.                 common           172967101     1162    22628 SH       SOLE                    19900              2728
Clorox                         common           189054109    18670   293146 SH       SOLE                   238000             55146
Coca-Cola Co.                  common           191216100   119047  2480150 SH       SOLE                  2266250            213900
Colgate Palmolive              common           194162103     7180   107500 SH       SOLE                   106300              1200
ConocoPhillips                 common           20825C104     3636    53200 SH       SOLE                    18700             34500
Equifax Inc.                   common           294429105     2340    64200 SH       SOLE                     4000             60200
Exxon Mobil Corp.              common           30231G102     1207    16000 SH       SOLE                    16000
Federal Home Loan              common           313400301    15018   252443 SH       SOLE                   155100             97343
Federal Nat'l Mtg.             common           313586109     3833    70230 SH       SOLE                    70000               230
First Data Corp.               common           319963104    23636   878651 SH       SOLE                   768150            110501
Furniture Brands Int'l         common           360921100     6836   433200 SH       SOLE                   421900             11300
Gannett Company                common           364730101      814    14460 SH       SOLE                                      14460
General Electric Co.           common           369604103     1199    33900 SH       SOLE                    29100              4800
H&R Block                      common           093671105     5584   265400 SH       SOLE                   215300             50100
Henkel KGAA ADR                common           42550U109    11799    88193 SH       SOLE                    71879             16314
Henkel ORD                     common           005002465     9217    68900 SH       SOLE                    57900             11000
Home Depot                     common           437076102    10269   279500 SH       SOLE                   223500             56000
IMS Health                     common           449934108     2219    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100    12618  1025058 SH       SOLE                   971221             53837
Johnson & Johnson              common           478160104    23880   396275 SH       SOLE                   335550             60725
Kinder Morgan Inc.             common           49455P101     2278    21400 SH       SOLE                     1500             19900
Kraft Foods, Inc.              common           50075n104    34642  1094175 SH       SOLE                  1020500             73675
Lancaster Colony Corp.         common           513847103    53135  1202427 SH       SOLE                  1046808            155619
Leucadia Nat'l Corp.           common           527288104     3866   131400 SH       SOLE                     6000            125400
Liberty Media Cap. A           common           53071M302    23070   208607 SH       SOLE                   156838             51769
Liberty Media Int. A           common           53071M104    37259  1564174 SH       SOLE                  1351986            212188
MBIA Inc.                      common           55262C100     2682    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     1822    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104     1096     2260 SH       SOLE                                       2260
Marsh & McLennan               common           571748102     4509   153950 SH       SOLE                    83000             70950
Microsoft Corp.                common           594918104    68392  2453970 SH       SOLE                  2171850            282120
PepsiCo Inc.                   common           713448108    71801  1129650 SH       SOLE                  1097500             32150
Pfizer Inc.                    common           717081103    31701  1255000 SH       SOLE                  1030800            224200
Procter & Gamble Co.           common           742718109     2435    38547 SH       SOLE                                      38547
Quanta Cap. Holdings           common           G7313F106     4781  2287700 SH       SOLE                  2200000             87700
TJX Co.                        common           872540109     2168    80400 SH       SOLE                     4000             76400
Torchmark Corp.                common           891027104      938    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      257     8000 SH       SOLE                                       8000
Tyco Int'l LTD                 common           902124106    29397   931751 SH       SOLE                   726700            205051
U.S. Bancorp                   common           902973304     6611   189038 SH       SOLE                   164100             24938
Unilever NV (NEW)              common           904784709     8369   286400 SH       SOLE                   280000              6400
United Healthcare              common           91324P102      636    12000 SH       SOLE                    12000
United Parcel Service          common           911312106     2391    34108 SH       SOLE                     2000             32108
Viacom Inc. Cl. B              common           92553P201    16724   406800 SH       SOLE                   377800             29000
Wal Mart Stores Inc.           common           931142103    23508   500701 SH       SOLE                   414050             86651
Wells Fargo & Co.              common           949746101      499    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     3119     6780 SH       SOLE                                       6780
Western Union Co.              common           959802109     3977   181201 SH       SOLE                     3000            178201
Wm. Wrigley Jr. Co.            common           982526105    23074   453050 SH       SOLE                   442950             10100
Wyeth                          common           983024100      200     4000 SH       SOLE                                       4000
eBay Inc.                      common           278642103    16416   495200 SH       SOLE                   490900              4300